Short-Term Debt	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Short-Term Debt

Note 9 – Short-Term Debt

In March 2017, Southwest Gas Holdings, Inc. entered into a credit facility with a borrowing capacity of $100 million that expires in March 2022. The Company intends to utilize this facility for short-term financing needs. Interest rates for this facility are calculated at either LIBOR or the “alternate base rate,” plus in each case an applicable margin that is determined based on the Company’s senior unsecured debt rating. At December 31, 2017, the applicable margin is 1.125% for loans bearing interest with reference to LIBOR and 0.125% for loans bearing interest with reference to the alternative base rate. The effective interest rate on the credit facility was 3.2% at December 31, 2017. Borrowings under the credit facility ranged from none at various times throughout 2017 to a high of $28.5 million during the third quarter of 2017. At December 31, 2017, $23.5 million was outstanding under this facility.

As discussed in Note 8 – Long-Term Debt, Southwest has a $400 million credit facility that is scheduled to expire in March 2022, of which $250 million has been designated by management for working capital purposes. Southwest had $191 million of short-term borrowings outstanding at December 31, 2017 and no short-term borrowings outstanding at December 31, 2016.